Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 772,200,000
Total Fee Amount	106,640.82
Total Offset Amount	0
Net Fee	$ 106,640.82
Offset Table N/A	N/A